SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

Subsequent to February 28, 2014, the non-controlling interest which owns a portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited, contributed $167 in capital contribution. The Company had contributed its portion during the year ended February 28, 2014.